Pensions DC Plans (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
401(k) Savings Plan and Other Defined Contribution Plans
Defined Contribution Plan Cost Recognized	$ 59.2	$ 60.8	$ 53.0